Noncontrolling Interest (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	10 Months Ended	0 Months Ended	7 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 30, 2011 Navios Acquisition	Nov. 04, 2011 VLCC Acquisition	Jul. 10, 2013 Navios Logistics	Jul. 25, 2011 Navios Logistics	Dec. 31, 2013 Diesis Shipmanagement Ltd. ownership percentage in Navios Asia	Dec. 31, 2013 Synergy Marine Pte Ltd. ownership percentage in Navios Asia	Dec. 31, 2013 Navios Asia
Business Acquisition [Line Items]
Navios Logistics - release of restricted cash	$ 0	$ 0	$ (778)
Acquisition of noncontrolling interests of joint venture	(750)		(8,638)				8,500
Repayment of amounts of indebtness of joint ventures							(53,155)
Acquisition of noncontrolling interests of joint venture, including transaction fees							8,638
Deconsolidation of subsidiary, shares				7,676,000
Deconsolidation of subsidiary, value				30,474
Release Escrow Number Shares					1,160,963
Escrow shares					1,378,122
Shares returned to the company					217,159
Percentage of Navios Holdings in Navios Acquisition			45.00%	45.00%
Percentage of ownership								51.00%	49.00%
Cash consideration						750
Remaining Non Controlling Interest Percentage Acquired						49.00%
Net income attributable to the noncontrolling interest	3,772	77	506							145
Noncontrolling shareholders' contribution										$ 3,905